Staff costs	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Staff costs
13	Staff costs

	2020	2019	2018
	RMB million	RMB million	RMB million
Salaries, wages and welfare	22,592	24,647	22,445
Defined contribution retirement scheme	2,183	2,794	2,387
Other retirement welfare subsidy	72	206	197
Early retirement benefits	—	—	1

	24,847	27,647	25,030

Staff costs relating to flight operations and maintenance are also included in the respective total amounts disclosed separately in Note 7 to Note 8 above.